Financial debt - Changes in the recoverable cash advances (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financial Debt
As at January 1	€ 8,871	€ 8,674
Initial measurement and re-measurement.	(25)	(18)
Discounting impact	539	519
As at December 31	€ 9,385	€ 9,175